Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
Note 9 — Income Tax
The Company’s net deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Organizational costs/Startup expenses	$152,798	$111
Federal net operating loss carryforwards	17,851	—

Total deferred tax assets	170,650	111
Valuation allowance	(170,650)	(111)

Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	170,539	111
State
Current	—	—
Deferred	—	—
Change in valuation allowance	(170,539)	(111)

Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company had $85,006
and zero
U.S. federal net operating loss carryovers available to offset future taxable income, which do not expire.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021 and 2020, the change in the valuation allowance was $170,539 and $111
, respectively.

Reconciliations of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Chang in fair value of warrants	7.6%	0.0%
Acquisition related expenses	-22.1%	0.0%
Change in valuation allowance	-6.5%	-21.0%
Income tax provision	—%	—%

In certain cases, the Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. The Company files federal and state income tax returns in jurisdictions with varying statutes of limitations. The 2020 through 2021 tax years generally remain subject to examination by federal and state tax authorities.